Nature of Business and Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Jul. 27, 2012	May 16, 2012	Dec. 31, 2011	Dec. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2010 Scenario, Previously Reported [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Building [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	11.25
Stockholders' Equity Note, Stock Split	Company effected a forward stock split on the basis of 11.25:1, whereby each shareholder would hold 11.25 common shares for every one share previously held
Value Added Tax Receivable	$ 46,666				$ 86,136
Business Acquisition, Percentage of Voting Interests Acquired			60.00%	60.00%
Service Contract Refund Receivable	$ 60,000
Property, Plant and Equipment, Useful Life									5 years	3 years	10 years
Noncontrolling Interest, Ownership Percentage by Parent	60.00%	60.00%
Common Stock, Shares, Issued	78,916,408	78,916,408				40,000		17
Common Stock, Shares, Outstanding	70,299,003	70,299,003				40,000	178